NET LOSS PER SHARE	3 Months Ended	12 Months Ended
	May. 31, 2015	Feb. 28, 2015
Accounting Policies [Abstract]
NET LOSS PER SHARE

Basic net loss per common share is computed based on the weighted average number of common shares outstanding during the period.  Restricted shares issued with vesting condition that have not been met at the end of the period are excluded from the computation of the weighted average shares. As of May 31, 2015 and 2014, 437,818 and 303,153, restricted shares of common stock, respectively, were excluded from the computation of the weighted average shares.

Diluted net loss per common share is calculated giving effect to all dilutive potential common shares that were outstanding during the period. Diluted potential common shares generally consist of incremental shares issuable upon exercise of stock options and warrants and shares issuable from convertible securities.  Warrants classified as liability are included in the potential common shares and any change in fair value of the warrant for the period presented is excluded from the net loss. For the period ended May 31, 2015, the liability warrants were not dilutive.

In computing diluted loss per share for the periods ended May 31, 2015 and 2014, no effect has been given to the common shares issuable at the end of the period upon the conversion or exercise of the following securities as their inclusion would have been anti-dilutive:

	May 31, 2015	May 31, 2014
Stock options	4,102,000	2,680,000
Warrants	11,841,971	3,196,355
Convertible notes	-	1,769,854
Preferred stock	7,082,887	-
Total	23,026,858	7,646,209

Basic net loss per common share is computed based on the weighted average number of common shares outstanding during the period.  Restricted shares issued with vesting condition that have not been met at the end of the period are excluded from the computation of the weighted average shares. As of February 28, 2015 and 2014, 367,818 and 403,013, respectively, restricted shares of common stock were excluded from the computation of the weighted average shares.

Diluted net loss per common share is calculated giving effect to all dilutive potential common shares that were outstanding during the period. Diluted potential common shares generally consist of incremental shares issuable upon exercise of stock options and warrants and conversion of outstanding options and warrants and shares issuable from convertible securities.

In computing diluted loss per share for the years ended February 28, 2015 and 2014, no effect has been given to the common shares issuable at the end of the period upon the conversion or exercise of the following securities as their inclusion would have been anti-dilutive:

	February 28, 2015	February 28, 2014
Stock options	2,810,000	2,680,000
Warrants	8,707,724	3,146,355
Convertible notes	-	1,986,467
Preferred stock	3,160,620	-
Total	14,678,344	7,812,822